Organization, Recent Accounting Pronouncements, Going Concern and Significant Accounting Policies (Details Narrative) - USD ($)	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Organization And Going Concern Details Narrative
Accumulated deficit	$ 29,039,014	$ 20,946,270
Cash and cash equivalents	$ 228,465	$ 785,237	$ 347,493